Note 20 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings, weighted average interest rates	2.09%	2.51%